Income Tax (Details) - Schedule of net deferred tax assets	12 Months Ended
Dec. 31, 2021 USD ($)
Deferred tax asset (liability)
Net operating loss carryforward	$ 30,226
Startup/Organization Expenses	397,294
Unrealized gain/loss	(4,500)
Total deferred tax assets	423,020
Valuation Allowance	(423,020)
Deferred tax asset (liability), net of allowance	$ 0